FAIR VALUE MEASUREMENTS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
As of March 31, 2021, the Company has approximately 4.0 million Private Placement Warrants outstanding.

		March 31, 2021
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Placement Warrant liabilities	Total liabilities	$—	$—	$22,390	$22,390
Total		$—	$—	$22,390	$22,390
The following table presents assets and liabilities measured at fair value on a recurring basis (in thousands):

		March 31, 2021
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Contingent consideration payable	$—	$—	$5,307	$5,307
Total		$—	$—	$5,307	$5,307

		December 31, 2020
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Placement Warrant liabilities	Total liabilities	$—	$—	$22,080	$22,080
Total		$—	$—	$22,080	$22,080
The following table presents assets and liabilities measured at fair value on a recurring basis (in thousands):

		December 31, 2019
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Contingent consideration payable	$—	$—	$1,000	$1,000
Total		$—	$—	$1,000	$1,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following table represents the change in the contingent consideration (in thousands):

Level 3
December 31, 2020	$—
Additions	4,925
Changes in fair value	382
Settlements	—
March 31, 2021	$5,307

Level 3
December 31, 2019	$—
Additions	$13,240
Changes in fair value	$8,840
December 31, 2020	$22,080
The following table represents the change in the contingent consideration (in thousands):

Level 3
December 31, 2018	$10,073
Additions	—
Changes in fair value	13,841
Settlements	(22,914)
December 31, 2019	$1,000
Additions	—
Changes in fair value	—
Settlements	(1,000)
December 31, 2020	$—

Fair Value, Liabilities Measured on Recurring Basis, Level 2 Input Reconciliation	The following table represents the change in the warrant liability (in thousands):

Level 3
December 31, 2020	$22,080
Additions	—
Changes in fair value	315
Exercised	(5)
March 31, 2021	$22,390